Reverse Repurchase Agreements and Repurchase Agreements	12 Months Ended
Dec. 31, 2025
Repurchase And Reverse Repurchase Agreements [Abstract]
Reverse Repurchase Agreements and Repurchase Agreements	24 Reverse Repurchase Agreements and Repurchase Agreements
The Group enters into reverse repurchase and repurchase agreements primarily to generate income from the spread between the rate earned on reverse repurchase agreements and the rate paid on repurchase agreements (“securities financing”). Repurchase agreements are also used to finance securities and support the facilitation of client activity. These assets and liabilities are measured at fair value through profit or loss.

	2025	2024
	$m	$m
Reverse repurchase agreements	3,117.1	2,490.4
Repurchase agreements	(4,148.9)	(2,305.8)
	(1,031.8)	184.6